Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

May 24, 2024

Filed Via EDGAR (CIK #0000856119)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

 RE: Franklin Value Investors Trust (Registrant)

  File Nos. 033-31326 and 811-05878

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on May 21, 2024.

Sincerely yours,

FRANKLIN VALUE INVESTORS TRUST

/s/Alexander Y. Kymn

Alexander Y. Kymn

Vice President and Secretary

AYK/sk